CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current liabilities	$ 106,228	$ 94,337
Non-current liabilities	$ 3,681	$ 1,995
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	0	0
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Treasury stock, par value	$ 0.00005	$ 0.00005
Treasury stock (in shares)	245,361	8,785,711
Class A ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	541,364,923	504,387,299
Ordinary shares, shares outstanding	541,119,562	495,601,588
Class B ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	70,163,253	70,205,300
Ordinary shares, shares outstanding	70,163,253	70,205,300
Consolidated VIE
Current liabilities	$ 0	$ 1,968
Non-current liabilities	$ 0	$ 0